Pension and Other Retirement Plans - Pension Plan Assets by Asset Category (Details) - Pension Plans - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 28, 2014	Dec. 29, 2013	Dec. 29, 2012
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan Fair VAlue of Plan Assets Excluding Assets Measured at Contract Value	$ 1,506,692	$ 1,631,324
Contract value of pension plan assets	24,206	23,933
Fair value of pension plan assets	1,530,898	1,655,257	$ 1,595,294
Level 1
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan Fair VAlue of Plan Assets Excluding Assets Measured at Contract Value	585,719	675,548
Level 2
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan Fair VAlue of Plan Assets Excluding Assets Measured at Contract Value	832,139	874,569
Level 3
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan Fair VAlue of Plan Assets Excluding Assets Measured at Contract Value	88,834	81,207
Registered investment companies
Defined Benefit Plan Disclosure [Line Items]
Fair value of pension plan assets	585,719	675,548
Registered investment companies | Level 1
Defined Benefit Plan Disclosure [Line Items]
Fair value of pension plan assets	585,719	675,548
Registered investment companies | Level 2
Defined Benefit Plan Disclosure [Line Items]
Fair value of pension plan assets	0	0
Registered investment companies | Level 3
Defined Benefit Plan Disclosure [Line Items]
Fair value of pension plan assets	0	0
Common/collective trusts
Defined Benefit Plan Disclosure [Line Items]
Fair value of pension plan assets	114,471	127,805
Common/collective trusts | Level 1
Defined Benefit Plan Disclosure [Line Items]
Fair value of pension plan assets	0	0
Common/collective trusts | Level 2
Defined Benefit Plan Disclosure [Line Items]
Fair value of pension plan assets	114,471	127,805
Common/collective trusts | Level 3
Defined Benefit Plan Disclosure [Line Items]
Fair value of pension plan assets	0	0
103-12 investment entity
Defined Benefit Plan Disclosure [Line Items]
Fair value of pension plan assets	159,975	164,168
103-12 investment entity | Level 1
Defined Benefit Plan Disclosure [Line Items]
Fair value of pension plan assets	0	0
103-12 investment entity | Level 2
Defined Benefit Plan Disclosure [Line Items]
Fair value of pension plan assets	159,975	164,168
103-12 investment entity | Level 3
Defined Benefit Plan Disclosure [Line Items]
Fair value of pension plan assets	0	0
International equity limited partnership [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of pension plan assets	38,857	46,539
International equity limited partnership [Member] | Level 1
Defined Benefit Plan Disclosure [Line Items]
Fair value of pension plan assets	0	0
International equity limited partnership [Member] | Level 2
Defined Benefit Plan Disclosure [Line Items]
Fair value of pension plan assets	38,857	46,539
International equity limited partnership [Member] | Level 3
Defined Benefit Plan Disclosure [Line Items]
Fair value of pension plan assets	0	0
U.S. government securities
Defined Benefit Plan Disclosure [Line Items]
Fair value of pension plan assets	167,969	174,201
U.S. government securities | Level 1
Defined Benefit Plan Disclosure [Line Items]
Fair value of pension plan assets	0	0
U.S. government securities | Level 2
Defined Benefit Plan Disclosure [Line Items]
Fair value of pension plan assets	167,969	174,201
U.S. government securities | Level 3
Defined Benefit Plan Disclosure [Line Items]
Fair value of pension plan assets	0	0
Corporate bonds
Defined Benefit Plan Disclosure [Line Items]
Fair value of pension plan assets	246,739	246,737
Corporate bonds | Level 1
Defined Benefit Plan Disclosure [Line Items]
Fair value of pension plan assets	0	0
Corporate bonds | Level 2
Defined Benefit Plan Disclosure [Line Items]
Fair value of pension plan assets	246,739	246,737
Corporate bonds | Level 3
Defined Benefit Plan Disclosure [Line Items]
Fair value of pension plan assets	0	0
Mortgage-backed and asset-backed securities
Defined Benefit Plan Disclosure [Line Items]
Fair value of pension plan assets	29,473	33,828
Mortgage-backed and asset-backed securities | Level 1
Defined Benefit Plan Disclosure [Line Items]
Fair value of pension plan assets	0	0
Mortgage-backed and asset-backed securities | Level 2
Defined Benefit Plan Disclosure [Line Items]
Fair value of pension plan assets	29,473	33,828
Mortgage-backed and asset-backed securities | Level 3
Defined Benefit Plan Disclosure [Line Items]
Fair value of pension plan assets	0	0
Other alternative investments
Defined Benefit Plan Disclosure [Line Items]
Fair value of pension plan assets	26,582	30,578
Other alternative investments | Level 1
Defined Benefit Plan Disclosure [Line Items]
Fair value of pension plan assets	0	0
Other alternative investments | Level 2
Defined Benefit Plan Disclosure [Line Items]
Fair value of pension plan assets	26,582	30,578
Other alternative investments | Level 3
Defined Benefit Plan Disclosure [Line Items]
Fair value of pension plan assets	0	0
Pooled separate account
Defined Benefit Plan Disclosure [Line Items]
Fair value of pension plan assets	18,221	19,669
Pooled separate account | Level 1
Defined Benefit Plan Disclosure [Line Items]
Fair value of pension plan assets	0	0
Pooled separate account | Level 2
Defined Benefit Plan Disclosure [Line Items]
Fair value of pension plan assets	18,221	19,669
Pooled separate account | Level 3
Defined Benefit Plan Disclosure [Line Items]
Fair value of pension plan assets	0	0
Loan fund limited partnership
Defined Benefit Plan Disclosure [Line Items]
Fair value of pension plan assets	29,852	31,044
Loan fund limited partnership | Level 1
Defined Benefit Plan Disclosure [Line Items]
Fair value of pension plan assets	0	0
Loan fund limited partnership | Level 2
Defined Benefit Plan Disclosure [Line Items]
Fair value of pension plan assets	29,852	31,044
Loan fund limited partnership | Level 3
Defined Benefit Plan Disclosure [Line Items]
Fair value of pension plan assets	0	0
Real Estate
Defined Benefit Plan Disclosure [Line Items]
Fair value of pension plan assets	86,909	77,731
Real Estate | Level 1
Defined Benefit Plan Disclosure [Line Items]
Fair value of pension plan assets	0	0
Real Estate | Level 2
Defined Benefit Plan Disclosure [Line Items]
Fair value of pension plan assets	0	0
Real Estate | Level 3
Defined Benefit Plan Disclosure [Line Items]
Fair value of pension plan assets	86,909	77,731		$ 71,580
Private Equity Limited Partnerships
Defined Benefit Plan Disclosure [Line Items]
Fair value of pension plan assets	456	1,461
Private Equity Limited Partnerships | Level 1
Defined Benefit Plan Disclosure [Line Items]
Fair value of pension plan assets	0	0
Private Equity Limited Partnerships | Level 2
Defined Benefit Plan Disclosure [Line Items]
Fair value of pension plan assets	0	0
Private Equity Limited Partnerships | Level 3
Defined Benefit Plan Disclosure [Line Items]
Fair value of pension plan assets	456	1,461		2,389
Venture capital limited partnerships
Defined Benefit Plan Disclosure [Line Items]
Fair value of pension plan assets	1,469	2,015
Venture capital limited partnerships | Level 1
Defined Benefit Plan Disclosure [Line Items]
Fair value of pension plan assets	0	0
Venture capital limited partnerships | Level 2
Defined Benefit Plan Disclosure [Line Items]
Fair value of pension plan assets	0	0
Venture capital limited partnerships | Level 3
Defined Benefit Plan Disclosure [Line Items]
Fair value of pension plan assets	$ 1,469	$ 2,015		$ 2,150